Cassidy & Associates
                  1504 R Street N.W.
                Washington, D.C. 20009



Telephone: 202/387-5400               Fax: 202/745-1920


                     September 15, 2008


Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

               Re:  Form 10-12G/A Filing
                   Spinnet Acquisition Corporation

Gentlemen:

     I enclose for the Form 10-12G/A for Spinnet Acquisition Corporation.

     Please contact me at the above telephone or address or the email address of lwcassidy@aol.com.




                                         Sincerely,


                                         Lee W. Cassidy